Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 11, 2021	Jun. 08, 2021	Feb. 15, 2021	Feb. 23, 2021	Feb. 15, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Amount incurred fees for services							$ 30,000		$ 60,000		$ 70,000	$ 120,000
Accrued expenses								$ 30,000		$ 60,000	70,000	183,750
Working capital loans												$ 1,500,000
Warrant price per share (in Dollars per share)												$ 1
Related party loans outstanding
Number of shares issued (in Shares)									2,250,000
Accrued expenses							6,733		$ 6,733
Aggregate cost							$ 50,000		$ 50,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Issued and outstanding, percentage				20.00%
Exceeds price per share (in Dollars per share)		$ 10
Aggregate of cover expenses					$ 300,000
Outstanding balance		$ 46,975
Percentage of Issued and Outstanding Shares						20.00%
Number of shares issued (in Shares)									17,250,000
Aggregate cost					$ 300,000
Outstanding balance		$ 46,975
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)	562,500
Number of shares issued (in Shares)	562,500
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds price per share (in Dollars per share)				$ 12		$ 12	$ 12		$ 12
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative and support services			$ 10,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)				562,500		562,500
Forfeiture shares (in Shares)						562,500
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)				4,312,500
Aggregate purchase price				$ 25,000
Purchased amount						$ 25,000